Aristotle Portfolio Optimization Moderate Conservative Fund

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Bond Fund - Class I	$3,771,733	$27,333,451	$(3,869,968)	$9,455	$385,275	$27,629,946	$834,295	$-	3,129,099
Aristotle Core Equity Fund - Class I	17,171,996	7,956,913	(4,522,947)	90,193	3,873,741	24,569,896	1,072,364	-	1,517,597
Aristotle Core Income Fund - Class I	63,784,244	5,340,270	(31,910,726)	(113,117)	633,826	37,734,497	1,531,809	-	3,862,282
Aristotle Floating Rate Income Fund - Class I	5,654,825	358,591	(3,232,685)	(36,597)	54,545	2,798,679	187,465	-	297,100
Aristotle Growth Equity Fund - Class I	13,432,833	1,800,239	(7,416,102)	1,129,325	(65,978)	8,880,317	1,747,436	-	615,407
Aristotle High Yield Bond Fund - Class I	13,049,257	3,860,483	(2,136,290)	(17,654)	251,398	15,007,194	721,447	-	1,618,899
Aristotle International Equity Fund - Class I	9,202,502	4,017,263	(7,135,924)	918,321	567,289	7,569,451	251,124	-	577,821
Aristotle Short Duration Income Fund - Class I	9,408,744	6,104,076	(2,512,445)	5,118	94,963	13,100,456	440,894	-	1,274,363
	$135,476,134	$56,771,286	$(62,737,087)	$1,985,044	$5,795,059	$137,290,436	$6,786,834	$-	12,892,568